Note 7 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 616,858
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	0	$ 0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	0	0
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	0	$ 0
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards, Total	39,500,000
Operating Loss Carryforwards, Subject to Expiration	35,300,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total	$ 12,600,000